                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21564

                       Blue Rock Market Neutral Fund, LLC

                                 3915 IDS Center

                             80 South Eighth Street

                          Minneapolis, Minnesota 55402
                          ----------------------------
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.

                                 3915 IDS Center

                             80 South Eighth Street

                          Minneapolis, Minnesota 55402
                          ----------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (612) 337 - 8000

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                     Financial Statements as of and for the
                 Period from April 1, 2005 to September 30, 2005

                                [BLUE ROCK LOGO]

TABLE OF CONTENTS

Schedule of Investments ................................................................................       1-2
Allocation by Sub-Strategy .............................................................................         2
Statement of Assets, Liabilities and Members' Capital ..................................................         3
Statement of Operations ................................................................................         4
Statement of Cash Flows ................................................................................         5
Statement of Changes in Members' Capital ...............................................................         6
Financial Highlights ...................................................................................         7
Notes to the Financial Statements ......................................................................      8-12
Other Information ......................................................................................        13

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                                                     % OF        INITIAL
                                                                                    MEMBERS'    ACQUISITION
                                                       COST         FAIR VALUE      CAPITAL         DATE       LIQUIDITY (3)
INVESTMENTS IN PORTFOLIO FUNDS (1,2)

INVESTMENT FUNDS
Bermuda - Market Neutral Equity
   Zebra Equity Fund, Ltd.                        $    2,250,000  $    2,403,888       3.98%     07/01/04         Quarterly

Cayman Islands - Market Neutral Equity
   Magenta Fund Ltd.                                   4,450,000       4,601,707       7.62      08/01/04         Monthly
   New Providence Hedged Equity Fund                   2,250,000       2,349,598       3.89      07/01/04         Weekly

United States - Market Neutral Equity
   Loomis Sayles Consumer Discretionary
      Hedge Fund, Ltd.                                 3,350,000       3,562,139       5.89      02/01/05         Monthly

   Pequot Market Neutral Financial Services
     Offshore Fund, Ltd.                               3,700,000       3,710,511       6.14      03/01/05         Monthly
                                                  --------------  --------------      -----

                          TOTAL INVESTMENT FUNDS      16,000,000      16,627,843      27.52
                                                  --------------  --------------      -----

LIMITED LIABILITY COMPANIES
United States - Market Neutral Equity
   D3 Fund, L.L.C.                                     1,500,000       1,468,919       2.43      07/01/04         Quarterly
   Scopia Partners, L.L.C.                             3,500,000       3,523,704       5.83      08/01/05         Quarterly
                                                  --------------  --------------      -----

               TOTAL LIMITED LIABILITY COMPANIES       5,000,000       4,992,623       8.26
                                                  --------------  --------------      -----
LIMITED PARTNERSHIPS
Asia - Market Neutral Equity
   Asian Healthcare Absolute Partners, L.P.            2,750,000       2,938,412       4.86      01/01/05         Quarterly

Cayman Islands - Market Neutral Equity
   Advisory European Equity Market Neutral
      Fund, L.P.                                         168,157         172,935       0.29      07/01/04         Monthly

United States - Market Neutral Equity
   FrontPoint Financial Services Fund, L.P.            3,900,000       4,085,004       6.76      07/01/05         Quarterly
   FrontPoint Healthcare Fund, L.P.                    6,700,000       7,237,200      11.98      07/01/04         Quarterly
   FrontPoint Utility and Energy Fund, L.P.            6,100,000       6,875,223      11.38      07/01/04         Quarterly
   Imperium Market Neutral Fund (QP), L.P.             4,500,000       4,382,532       7.25      07/01/04         Quarterly
   Numeric European Onshore Fund II, L.P.              2,000,000       2,049,808       3.39      07/01/05         Quarterly
   Seasons Institutional Technology Fund, L.P.         6,150,000       6,791,606      11.24      07/01/04         Quarterly
   Sonar Partners, L.P.                                3,350,000       3,773,314       6.24      06/01/05         Quarterly
   SSI Long/Short Equity Market Neutral, L.P.             62,250          60,951       0.10      07/01/04         Quarterly
                                                  --------------  --------------      -----

                      TOTAL LIMITED PARTNERSHIPS      35,680,407      38,366,985      63.49
                                                  --------------  --------------      -----

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                  56,680,407      59,987,451      99.27
                                                  ==============  ==============      =====

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                                                                % OF
                                                                                               MEMBERS'
                                                             COST            FAIR VALUE        CAPITAL
SHORT-TERM INVESTMENTS
UMB BANK, N.A., MONEY MARKET FIDUCIARY                  $      417,085     $      417,085          0.69%
                                                        --------------     --------------        ------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS  AND
   SHORT-TERM INVESTMENTS                               $   57,097,492         60,404,536         99.96
                                                        ==============     --------------        ------

OTHER ASSETS LESS LIABILITIES                                                      26,919          0.04
                                                                           --------------        ------

MEMBERS' CAPITAL                                                           $   60,431,455        100.00%
                                                                           ==============        ======

(1) All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.

(2)   Not income producing.

(3)   Unaudited.

      The accompanying notes are an integral part of these financial statements.

                           ALLOCATION BY SUB-STRATEGY
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                              Percentages
                                                              -----------

          - U.S. Multi-Sector Market Neutral Equity              20.04%
          - U.S. Utility and Energy Market Neutral Equity        18.63
          - U.S. Healthcare Market Neutral Equity                11.98
          - U.S. Technology Market Neutral Equity                11.24
          - Global Multi-Sector Market Neutral Equity             7.62
          - Global Financial Market Neutral Equity                6.76
          - U.S. Financial Market Neutral Equity                  6.14
          - U.S. Consumer Market Neutral Equity                   5.89
          - Asian Healthcare Market Neutral Equity                4.86
          - European Multi-Sector Market Neutral Equity           3.68
          - U.S. Bio Technology Market Neutral Equity             2.43
          - Cash, liabilities less other assets                   0.73

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

              STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

ASSETS
  Investments in Portfolio Funds at fair value and
     Short Term Investments (cost $57,097,492)                            $    60,404,536
  Due from Adviser                                                                 89,868
  Other assets                                                                     31,429
                                                                          ---------------

  TOTAL ASSETS                                                                 60,525,833
                                                                          ---------------

LIABILITIES
  Management fee payable                                                           47,639
  Professional fees payable                                                        30,618
  Fund administration and accounting fees payable                                   5,681
  Other accrued expenses                                                           10,440
                                                                          ---------------

  TOTAL LIABILITIES                                                                94,378
                                                                          ---------------

NET ASSETS                                                                $    60,431,455
                                                                          ===============

MEMBERS' CAPITAL
  Members' capital - beginning of period                                  $    41,622,387
  Capital contributions                                                        16,700,204
  Capital withdrawals                                                                   -
  Net investment loss                                                            (309,578)
  Net realized loss on investments                                               (107,214)
  Net change in unrealized appreciation/depreciation on investments             2,525,656
                                                                          ---------------

  TOTAL MEMBERS' CAPITAL                                                  $    60,431,455
                                                                          ===============

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             STATEMENT OF OPERATIONS
                         PERIOD ENDED SEPTEMBER 30, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
    Interest                                                                               $     15,539
                                                                                           ------------

EXPENSES
    Management fee                                                                              247,588
    Professional fees                                                                            69,750
    Fund administration and accounting fees                                                      31,459
    Insurance expense                                                                            20,175
    Offering costs                                                                               18,361
    Board of Managers' fees                                                                       9,058
    Custodian fees                                                                                5,105
    SEC fees                                                                                      2,001
    Blue Sky Fees                                                                                   360
    Miscellaneous expenses                                                                       11,128
                                                                                           ------------
    Total expenses before reimbursement                                                         414,985
    Expense reimbursement                                                                       (89,868)
                                                                                           ------------

    Net expenses                                                                                325,117
                                                                                           ------------

NET INVESTMENT LOSS                                                                            (309,578)
                                                                                           ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
    Net realized loss on investments                                                           (107,214)
    Net change in unrealized appreciation/depreciation on investments                         2,525,656
                                                                                           ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                               2,418,442
                                                                                           ------------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                 $  2,108,864
                                                                                           ============

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             STATEMENT OF CASH FLOWS
                         PERIOD ENDED SEPTEMBER 30, 2005
                                   (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES
    Net increase in Members' capital resulting from operations                            $   2,108,864
    Adjustments to reconcile net increase in Members' capital
       resulting from operations to net cash used in operating activities:
        Net realized loss on investments                                                        107,214
        Net change in unrealized appreciation/depreciation on investments                    (2,525,656)
        Purchases of Portfolio Funds                                                        (33,000,000)
        Redemptions from Portfolio funds                                                     16,764,839
        Decrease in due from Adviser                                                            208,561
        Decrease in prepaid offering costs                                                       18,361
        Increase in other assets                                                                (21,059)
        Decrease in management fee payable                                                     (215,642)
        Decrease in professional fees payable                                                   (63,032)
        Decrease in fund administration and accounting fees payable                              (3,963)
        Increase in other accrued expenses                                                        1,338
                                                                                          -------------

    NET CASH USED IN OPERATING ACTIVITIES                                                   (16,620,175)
                                                                                          -------------

CASH FLOWS FROM FINANCING ACTIVITIES

    Capital contributions                                                                    16,700,204
    Capital withdrawals                                                                               -
                                                                                          -------------

    NET CASH PROVIDED BY FINANCING ACTIVITIES                                                16,700,204
                                                                                          -------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                                        80,029

CASH AND CASH EQUIVALENTS
    Beginning of period                                                                         337,056

    END OF PERIOD                                                                         $     417,085
                                                                                          =============

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                    STATEMENT OF CHANGES IN MEMBERS' CAPITAL

                                                                                     Period               Period
                                                                                     Ended                 Ended
                                                                                September 30, 2005     March 31, 2005*
                                                                                   (Unaudited)
OPERATIONS
    Net investment loss                                                         $         (309,578)    $      (361,883)
    Net realized loss on investments                                                      (107,214)            (47,117)
    Net change in unrealized appreciation/depreciation on investments                    2,525,656             781,387
                                                                                ------------------     ---------------

    NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                             2,108,864             372,387
                                                                                ------------------     ---------------

MEMBERS' CAPITAL TRANSACTIONS
    Capital contributions                                                               16,700,204          41,250,000
    Capital withdrawals                                                                          -                   -
                                                                                ------------------     ---------------

    NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS                16,700,204          41,250,000
                                                                                ------------------     ---------------

INCREASE IN MEMBERS' CAPITAL                                                            18,809,068          41,622,387

MEMBERS' CAPITAL
    Beginning of period                                                                 41,622,387                   -

    END OF PERIOD                                                               $       60,431,455     $    41,622,387
                                                                                ==================     ===============

* The Fund commenced operations on July 1, 2004.

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                              FINANCIAL HIGHLIGHTS

SUPPLEMENTAL DATA AND RATIOS

                                                                                      Period              Period
                                                                                       Ended               Ended
                                                                                September 30, 2005     March 31, 2005*
                                                                                   (Unaudited)
Total return (1)                                                                              3.70%               0.87%

Net assets, end of period (000s)                                                $           60,431     $        41,622

Ratio of net expenses to average monthly net assets (2,3,4,5)                                 1.25%               1.30%

Ratio of net investment loss to average monthly net assets (2,3,4,5)                         (1.19)%             (1.27)%

Portfolio turnover rate (1)                                                                     35%                  8%

(1)   Not annualized.

(2) Net of reimbursements and waivers. Absent reimbursements and waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets for the period ended September 30, 2005 would have been 1.60% and (1.54%), respectively. Absent reimbursements and waivers of expenses by the Adviser, the ratio of expenses and net investment loss to average net assets for the period ended March 31, 2005 would have been 2.39% and (2.36%), respectively.

(3)   Annualized.

(4) Includes the amortization of organizational and offering costs. The organizational costs were expensed in the first month of the Fund's operations and will not be recurring. The offering costs are to be expensed over the first 12 months of the Fund's operations and will not be recurring.

(5)   These ratios do not include the expenses of the Portfolio Funds.

The above ratios may be different for individual investors based on the timing of capital transactions.

*The Fund commenced operations on July 1, 2004.

The accompanying notes are an integral part of these financial statements.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                        NOTES TO THE FINANCIAL STATEMENTS
                                   (UNAUDITED)

(1) ORGANIZATION

Blue Rock Market Neutral Fund, LLC (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end, management investment company. The Fund was formed on March 29, 2004, and commenced operations on July 1, 2004. The Fund's investment objective is to provide capital appreciation while seeking to limit exposure to market risk. The Fund seeks to accomplish this objective by investing its assets primarily in private investment funds ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that utilize "long-short market-neutral" investment strategies.

The investment adviser of the Fund is Blue Rock Advisors, Inc. (the "Adviser"). The power to manage and control the business affairs of the Fund is vested in the Board of Managers (the "Board of Managers"), including the exclusive authority to establish and oversee policies regarding the management, conduct, and operation of the business of the Fund. UMB Fund Services, Inc. serves as the Fund's Administrator, Fund Accountant and Recordkeeper. Investors may purchase interests in the Fund ("Interests") through private placement. Investors who acquire Interests in the Fund will become members of the Fund ("Members"). Members will not be able to liquidate their investment other than as a result of repurchases of Interests by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase Interests. The Adviser expects to recommend to the Board of Managers that it conduct repurchase offers on a quarterly basis.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

(a) Security Transactions

Purchases and sales of investments in Portfolio Funds are recorded on the effective date as specified in the Portfolio Fund's investment agreement. Purchases and sales of other securities are accounted for on a trade-date basis. Realized gains and losses are recognized at the time of withdrawal from a Portfolio Fund and are calculated based on identified cost. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of the Portfolio Fund occur.

(b) Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers.

Investments in Portfolio Funds are valued at their fair value, in accordance with the Fund's limited liability company agreement ("LLC Agreement") and the valuation procedures approved by the Board of Managers. Ordinarily, this fair value will represent the values determined by the administrators or Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Funds' administrators or Portfolio Managers. Before investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund, which as a general matter will utilize market values when available, and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund in valuing its own investments. The Adviser attempts to confirm the accuracy of each Portfolio Fund's monthly valuation by reviewing periodic financial information obtained from the Portfolio Funds (e.g. Portfolio Fund audited financial statements and Portfolio Fund position reports).

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                   (UNAUDITED)

As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Board of Managers, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board of Managers, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund may consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board of Managers.

All of the Fund's investments in Portfolio Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration of factors that may be subjective.

(c) Organization Expenses and Offering Costs

$100,351 of organization expenses were expensed during the Fund's first fiscal period. Offering costs of $66,175 were amortized ratably over the twelve month period beginning with the Fund's inception.

(d) Advance Portfolio Fund Contributions

Fund contributions to Portfolio Funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the fund prior to this date is recorded as a pre-paid investment.

(e) Income Taxes

The Fund currently intends to operate as a partnership and not as an association or publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. Accordingly, the Fund is not subject to federal, state or local income taxes. Individual Members are required to report their distributive share of the Fund's taxable income or loss on their individual income tax returns.

(f) Investment Income

Interest and dividend income is recognized on an accrual basis. The Portfolio Funds in which the Fund invests do not regularly distribute income and realized gains from their underlying investment activity. Such undistributed amounts are captured in the value of the Portfolio Funds in the form of unrealized appreciation.

(g) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and liquid investments with maturities of less than 90 DAYS.

(h) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                   (UNAUDITED)

amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

(3) EXPENSES OF THE FUND

The Fund bears all of its own expenses other than those borne by the Adviser pursuant to the Advisory Agreement. Examples of expenses borne by the Fund include legal fees, audit and tax fees, administration fees, custody fees, costs of insurance, organizational and registration expenses, offering costs and costs associated with meetings of the Board of Managers and Members of the Fund. Expenses are recognized on an accrual basis.

(a) Expense Limitation and Reimbursement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation") under which the Adviser will waive its fees or pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses) to the extent necessary to limit the ordinary operating expenses of the Fund to 1.30% per annum of the Fund's average monthly net assets.

In consideration for the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the expense was incurred, and will reimburse the Adviser such amounts. Reimbursement will only be made to the extent that it does not cause the Fund's ordinary expenses to exceed the Expense Limitation. Expenses before the waiver totaled $414,985 for the six months ended September 30, 2005. The total amount of expenses to be reimbursed by the Adviser during the same period totaled $89,868.

(b) Management Fees

The Fund pays the Adviser a management fee as compensation for its services to the Fund. The management fee is accrued and payable monthly and is calculated by applying the following annual rates to the average monthly net assets of the Fund determined at the close of each month: 1.00% to the portion of net assets not exceeding $30 million; 0.90% to the portion of net assets exceeding $30 million, but not exceeding $100 million; and 0.80% to the portion of net assets in excess of $100 million. Management fees, prior to reimbursements pursuant to the Expense Limitation, were $247,588 for the six months ended September 30, 2005.

(c) Placement Agent

Placement agents may be retained by the Fund to assist in the placement of Interests. A placement agent will generally be entitled to receive a fee from each Member in the Fund whose Interests the agent places. The specific amount of the placement fee paid with respect to a Member is generally dependent on the size of the investment in the Fund. Placement agents may also be reimbursed by the Fund with respect to certain out-of-pocket expenses.

At this time, Martinson & Co. Ltd serves as the sole placement agent of Interests in the Fund. As of the end of the period covered by this report, Martinson & Co. Ltd has earned $0 in fees related to the placement of Interests in the Fund.

(d) Board of Managers' Fees

Each Manager who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000. Any Manager who is an "interested person" does not receive any annual or other fee from the Fund. All Managers are reimbursed for all reasonable out of pocket expenses.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                   (UNAUDITED)

(e) Expenses of Portfolio Funds

With respect to the Fund's investments in Portfolio Funds, the Fund may indirectly or directly pay an investment advisory fee which is deducted from the value of the Fund's investment. In addition, the Fund may indirectly pay an incentive fee of up to 20% of the Portfolio Fund's net profits, which is also deducted from the value of the Fund's investment.

(4) MEMBERS' CAPITAL ACCOUNTS

(a) Contributions

The Fund offers Interests once a month, generally at the beginning of each month or more or less frequently in the sole discretion of the Board of Managers. All subscriptions are subject to the receipt of cleared funds from the investor prior to the applicable subscription date in the full amount of the subscription. The minimum initial investment in the Fund is $500,000. Subsequent investments must be at least $250,000. These minimums may be modified by the Fund from time to time, and they may be waived by the Fund for certain investors. The Board of Managers reserves the right to reject any subscription for Interests and the Board of Managers may, in its sole discretion, suspend subscriptions for Interests at any time.

(b) Withdrawals

The Fund may from time to time offer to repurchase Interests pursuant to written tenders by Members. Repurchases are made at such times and on such terms as determined by the Board of Managers, in its sole discretion, and generally includes an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should repurchase Interests, the Board of Managers considers recommendations from the Adviser.

(c) Allocation of Profits and Losses

Net profits or net losses of the Fund are allocated to the Members in accordance with the terms of the LLC Agreement. In general, each Member shares in the profits and losses of the Fund in proportion to their respective Interests in the Fund.

(5) INVESTMENT TRANSACTIONS

The following table lists the aggregate purchases, proceeds from sales of Portfolio Funds, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation for the period April 1, 2005 to September 30, 2005 and as of September 30, 2005. At September 30, 2005, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Aggregate purchases                                 $ 33,000,000
Aggregate redemptions from Portfolio Funds          $ 16,764,839
Gross unrealized appreciation                       $  3,456,892
Gross unrealized depreciation                       $   (149,848)
Net unrealized appreciation                         $  3,307,044

(6) INVESTMENTS IN AFFILIATES

The Fund has waived all voting rights in some of the underlying Portfolio Funds. Had the Fund not done so, these Portfolio Funds would be regarded as affiliates.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                   (UNAUDITED)

(7) CONTINGENCIES AND COMMITMENTS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(8) OFF BALANCE SHEET RISK

An investment in the Fund involves risk and is suitable only for persons who can afford fluctuations in the value of their capital and have limited need for liquidity in their investment. There is no assurance that the investment strategies employed by the Adviser will achieve the goals of the Fund. In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps.

OTHER INFORMATION

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-221-5919. It is also available on the Securities and Exchange Commission's (the "SEC's") website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-888-221-5919, and on the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY REPORT SCHEDULE

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov, The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments in securities in unaffiliated issuers as of the close of the reporting period is included as part of the reports to members filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(a) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a - 3(d) under the 1940
      Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)

      (1)   Not applicable.

      (2) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

      (3)   Not applicable.

(b)   Not applicable.

        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blue Rock Market Neutral Fund, LLC

By (Signature     /s/ Robert W. Fullerton
                  ---------------------------
      and Title)  Robert W. Fullerton
                  Principal Executive Officer
           Date   December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature     /s/ Robert W. Fullerton
                  ---------------------------
      and Title)  Robert W. Fullerton
                  Principal Executive Officer
           Date   December 7, 2005

By (Signature     /s/ Mark F. Steen
                  ---------------------------
      and Title)  Mark F. Steen
                  Principal Financial Officer
           Date   December 7, 2005